Prepaid Expenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense, Current [Abstract]
Prepaid insurance, Current	$ 602	$ 26,081	$ 528,861
Prepaid insurance, Non Current			26,081
Other prepaid expenses, Current	3,659	5,029	21,573
Prepaid Expense, Current, Total	$ 4,261	$ 31,110	550,434
Total Prepaid Expenses, Non Current			$ 26,081